Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Stock Option Activity - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option Activity [Abstract]
Outstanding		37,034,483	6,618,233	679,744
Outstanding		$ 0.03	$ 0.11	$ 2.82
Forfeited/cancelled/expired	37,034,483	(40,000)	(461,511)
Forfeited/cancelled/expired	$ 0.03	$ 5.15	$ 3.29